Shareholders' Equity	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Shareholders' Equity

8. Shareholders’ Equity

Ordinary shares

The Company was established under the laws of the British Virgin Islands on December 29, 2023. The authorized number of Ordinary Shares was unlimited with no par value. On December 29, 2023, the Company issued 1 share to the controlling shareholder at no par value.

On July 11, 2024, the Company effectuated a share split of its issued and outstanding shares at a ratio of 11,250,000 for one, such that after such share split, the number of issued shares in the Company was 11,250,000 ordinary shares with no par value (the “Ordinary Shares”). As a part to the Company’s recapitalization prior to the completion of its anticipated initial public offering, the Company believes it is appropriate to reflect these share issuances as nominal share issuance on a retroactive basis similar to share split pursuant to ASC 260. The Company has retroactively adjusted all shares and per share data for all the periods presented. As a result of all events mentioned above, the Company had an unlimited number with no par value Ordinary Shares authorized, of which 11,250,000 were issued and outstanding as of June 30, 2024 and December 31, 2023.

The Ordinary Shares began trading on October 16, 2024 on the Nasdaq Capital Market and commenced trading under the ticker symbol “PTLE”.

On October 17, 2024, the Company closed its IPO of 1,250,000 Ordinary Shares, which were priced at $4.00 per share. Subsequently, on November 4, 2024, Dominari Securities LLC, as the representative of the underwriters of the IPO, exercised its over-allotment option to purchase an additional 187,500 ordinary shares of the Company at the public offering price of US$4.00 per share. The closing for the sale of the over-allotment shares took place on November 6, 2024. The IPO and the exercise of the over-allotment option with net proceeds totaling $4,678,701 from the offering after deducting underwriting discounts and offering expenses of $1,071,299 from the gross proceeds totaling $5,750,000.

Upon the completion of IPO of the Company, IPO costs capitalized as of December 31, 2023 amounted to $50,000, together with other IPO costs incurred during the year ended December 31, 2024, totaling $1,509,173, were charged to shareholders’ equity under share capital.

As at December 31, 2024, a total of 12,687,500 Ordinary Shares were issued and outstanding.

On January 4, 2025, February 3, 2025 and March 3, 2025, the Company issued a total of 550,000, 240,000 and 210,000 Ordinary Shares to five consultants of the Company under the 2024 Equity Incentive Plan.

On April 9, 2025, the Company entered into Securities Purchase Agreements (the “Securities Purchase Agreements”) with several investors named therein (the “Purchasers”), pursuant to which the Company agreed to issue and sell, in a best effort offering (the “Offering”), a total of 23,800,000 Ordinary Shares at the price of $0.30 per ordinary share for aggregate gross proceeds of $7,140,000. The Offering closed on April 11, 2025. Upon the completion of the Offering, the offering costs incurred during the six months ended June 30, 2025, totaling $996,533, were charged to shareholders’ equity under share capital.

Immediately after the Offering, a total of 37,487,500 Ordinary Shares were issued and outstanding.

On June 30, 2025, the Company effectuated a redesignation of the authorized Ordinary Shares from the unlimited number of Ordinary Shares into (i) unlimited number of class A ordinary shares of no par value (the “Class A Ordinary Shares”); and (ii) unlimited number of class B ordinary shares of no par value (the “Class B Ordinary Shares”) (the “Share Redesignation”). As a result, 26,237,500 Class A Ordinary Shares and 11,250,000 Class B Ordinary Shares were issued and outstanding post-Share Redesignation and as of June 30, 2025.

In respect of matters requiring the votes of shareholders, holders of Class A Ordinary Shares will be entitled to one vote per Class A Ordinary Share, while holders of Class B Ordinary Shares will be entitled to fifty votes per Class B Ordinary Share.

The Ordinary Shares are presented on a post-Share Redesignation basis, or as having been retroactively adjusted and restated to give effect to the Share Redesignation, as if the Share Redesignation had occurred by the relevant earlier date.